Changes in investment properties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in investment properties [Abstract]
Beginning balance		₩ 488,610	₩ 474,820
Acquisitions		244,100	2,767
Disposals		(92,337)	(73,588)
Depreciation		(20,165)	(17,565)	₩ (16,917)
Amounts transferred from (to) property and equipment		(4,064)	104,573
Amounts transferred to assets held for sale	[1]	(910)	(15,795)
Foreign currency adjustment		1	(169)
Business combination (Note 47)		0	13,567
Ending balance		₩ 615,235	₩ 488,610	₩ 474,820

[1]	Comprise land and buildings, etc.